STOCK BASED COMPENSATION (Details)	3 Months Ended			12 Months Ended
	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2016 USD ($) stock_plan $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense	$ 234,000	$ 480,000		$ 1,133,000	$ 942,000
Weighted average significant assumptions used to estimate the fair value
Dividend Yield (as a percent)	0.00%	0.00%
Expected Volatility (as a percent)	0.00%	41.00%
Risk-Free Interest Rate (as a percent)	0.00%	1.43%
Expected Term		5 years
Additional disclosure
Number of securities remaining available for future issuance | shares	463,190			438,110
Weighted average grant date fair value of options granted (in dollars per share) | $ / shares				$ 2.07
Unrecognized compensation expense				$ 47,500
Period of recognition of compensation expense				11 months 30 days
Total intrinsic value of options exercised				$ 0	20,000
Options forfeited (in shares) | shares						21,000
Total intrinsic value of common stock warrants				$ 100,000	400,000
2011 plan
Additional disclosure
Number of employee stock option plans | stock_plan				2
Maximum number of shares of the company's stock that may be issued | shares	2,027,393			2,027,393
Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense	$ 178,000	$ 442,000	$ 669,000	$ 1,018,000
Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense	56,000	38,000		$ 115,000	$ 273,000
Warrant
Additional disclosure
Unrecognized compensation expense	$ 200,000
Period of recognition of compensation expense	8 months 29 days
Warrants granted (in dollars per share) | $ / shares	$ 0.00			$ 0.00	$ 4.25
Warrant | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense	$ 60,000	85,000	196,000	$ 278,000
Additional disclosure
Weighted average grant date fair value of options granted (in dollars per share) | $ / shares					$ 0.85
Unrecognized compensation expense				$ 300,000
Period of recognition of compensation expense				11 months 30 days
Warrant | Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense				$ 0	$ 0
Stock options
Additional disclosure
Unrecognized compensation expense	$ 40,000
Period of recognition of compensation expense	8 months 1 day
Stock options | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense	$ 0	111,000	42,000	$ 112,000
Stock options | Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense	12,000	12,000
Stock options | Warrant | Employee
Weighted average significant assumptions used to estimate the fair value
Dividend Yield (as a percent)				0.00%	4.80%
Expected Volatility (as a percent)				40.90%	38.60%
Risk-Free Interest Rate (as a percent)				1.43%	1.09%
Expected Term				5 years	3 years 11 months
Restricted stock
Additional disclosure
Unrecognized compensation expense	$ 700,000			$ 900,000
Period of recognition of compensation expense	2 years 8 months 31 days			2 years 9 months 21 days
Shares granted (in shares) | shares	0			305,000	204,000
Options forfeited (in shares) | shares	3,000			12,000
Shares granted (in dollars per share) | $ / shares	$ 0.00			$ 1.93	$ 4.05
Weighted average grant date fair value (in dollars per share) | $ / shares	$ 2.91			$ 2.84	$ 4.19	$ 3.68
Restricted stock | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense	$ 118,000	246,000
Restricted stock | Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense	$ 44,000	$ 26,000
Restricted stock issued to Executives | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense			$ 431,000	$ 628,000
Restricted stock issued to BOD | Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense				65,000	$ 224,000
Stock options issued to BOD | Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense				$ 50,000	$ 49,000